Condensed financial information of the parent company - Parent Company Statements of Income and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Condensed financial information of the parent company
General and administrative expenses	$ 2,060,122	$ 1,449,267	$ 920,062
Net income	2,229,708	1,296,360	2,344,770
Net income attributable to Shareholders	2,229,708	321,360	2,344,770
COMPREHENSIVE INCOME
Net income	2,229,708	1,296,360	2,344,770
Foreign currency translation (loss) gain	(6,655,036)	1,089,346	977,659
Comprehensive (loss) income	(4,425,328)	2,385,706	3,322,429
Parent Company
Condensed financial information of the parent company
General and administrative expenses	(218,663)	(438,020)	(247,979)
Equity in earnings of subsidiaries	(2,448,371)	(1,734,380)	(2,592,749)
Net income	2,229,708	1,296,360	2,344,770
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		(975,000)
Net income attributable to Shareholders	2,229,708	321,360	2,344,770
COMPREHENSIVE INCOME
Net income	2,229,708	1,296,360	2,344,770
Foreign currency translation (loss) gain	(6,655,036)	1,089,346	977,659
Comprehensive (loss) income	$ (4,425,328)	$ 2,385,706	$ 3,322,429